Events after the reporting period (Details) - SEK (kr) kr in Billions		12 Months Ended
	Jan. 15, 2021	Dec. 31, 2020	Feb. 28, 2021
Catrin Fransson, Chief Executive Officer (CEO)
Events after the reporting period
Notice period		6 months
Organizational changes | Catrin Fransson, Chief Executive Officer (CEO)
Events after the reporting period
Notice period	6 months
Extension of credit facility
Events after the reporting period
Credit facility, granted by the government			kr 200